Financial instruments and risk management - Sensitivity analysis (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	$ 3,972,092	$ 3,232,826	$ 3,361,573
Other price risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(87,711)	(121,762)	(2,665)
Other price risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(12,530)	100,490	105
Interest rate risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	13,390	24,465	30,192
Interest rate risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(13,390)	(24,465)	(30,192)
Currency risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(2,493,673)	(1,784,045)	(135,586)
Currency risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	$ 2,493,673	$ 1,784,045	$ 135,586